PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 26,039	$ 21,587
Accumulated depreciation	16,216	14,576
Depreciated cost	9,823	7,011
Depreciation expenses	3,249	2,746	$ 3,445
Computers, software, manufacturing, laboratory equipment and demonstration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	20,036	16,298
Accumulated depreciation	12,765	11,309
Capitalized cost related to Enterprise Resource Planning systems	3,774
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,386	3,477
Accumulated depreciation	1,961	2,153
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,617	1,812
Accumulated depreciation	$ 1,490	$ 1,114